UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2014

1.813077.109

DTE-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	$ 9,985	$ 9,985
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.08% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 2/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.06% 2/3/14, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	23,700	23,700
		47,540
Alaska - 1.3%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.03% 2/7/14, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 2/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	53,200	53,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.05% 2/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.05% 2/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.04% 2/7/14, VRDN (c)	3,500	3,500
		128,830
Arizona - 1.7%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,230	9,230
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Catholic Healthcare West Proj.): - continued
Series 2008 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	$ 16,200	$ 16,200
Series 2009 F, 0.05% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
(Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	4,550	4,550
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.06% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.05% 2/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series ROC II R 11980 X, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Series WF 09 40C, 0.08% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		174,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 2.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 4,200	$ 4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Gen. Oblig. Series 2005 B3, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	2,400	2,400
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.04% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,410	5,410
Participating VRDN Series Putters 3878 Q, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.03% 2/7/14, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	6,000	6,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.04% 2/7/14, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,435	8,435
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.05% 2/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 2/7/14, LOC Bank of America NA, VRDN (c)	10,335	10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.04% 2/7/14, LOC Citibank NA, VRDN (c)	21,000	21,000
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.03% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	$ 22,650	$ 22,650
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	7,305	7,305
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	7,900	7,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	10,125	10,125
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,145	6,145
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		237,125
Colorado - 0.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,800	22,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.16% 2/7/14, LOC BNP Paribas SA, VRDN (c)	$ 2,900	$ 2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		91,165
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	3,800	3,800
Series 2011 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.4% 2/7/14, VRDN (c)	3,500	3,500
Series 1999 A, 0.22% 2/7/14, VRDN (c)	3,000	3,000
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		22,820
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	3,500	3,500
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,025	12,025
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	11,500	11,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Pew Charitable Trust Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	$ 3,000	$ 3,000
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,900	3,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		79,945
Florida - 2.5%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.04% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,695	2,695
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Series WF11 60 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,800	3,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 5,500	$ 5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	10,500	10,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.05% 2/7/14, LOC Northern Trust Co., VRDN (c)	10,400	10,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	8,200	8,200
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 2/7/14, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.06% 2/7/14, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.05% 2/7/14, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	30,005	30,005
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (c)	$ 8,220	$ 8,220
Series 2011 C, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	3,315	3,315
		252,180
Georgia - 3.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.05% 2/3/14, VRDN (c)	1,970	1,970
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.06% 2/7/14, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.06% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	42,940	42,940
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,090	10,090
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.1% 2/3/14, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	146,345	146,345
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	31,950	31,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.04% 2/7/14, LOC Northern Trust Co., VRDN (c)	$ 16,875	$ 16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.):
Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	19,100	19,100
Series 2008 B, 0.04% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	11,500	11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 2/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
		393,766
Hawaii - 0.3%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.07% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		29,910
Illinois - 7.3%
Chicago Board of Ed. Series 2000 B, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	35,485	35,485
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.09% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,600	12,600
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	38,400	38,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.:
Series 2004 A1, 0.09% 2/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 18,545	$ 18,545
Series 2004 A2, 0.09% 2/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	35,520	35,520
Series 2004 A3, 0.06% 2/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,085	2,085
DuPage County Rev. (Morton Arboretum Proj.) 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.04% 2/7/14, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,700	12,700
Series 2008 B2, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
(Illinois College Proj.) 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
(Museum of Science & Industry Proj.) Series 2009 C, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,800	4,800
Series 2008 C, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,320	8,320
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	45,000	45,000
(Rockford Mem. Hosp. Proj.) 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.04% 2/7/14, LOC Northern Trust Co., VRDN (c)	$ 9,900	$ 9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.06% 2/7/14, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.06% 2/7/14, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	7,300	7,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.04% 2/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
Participating VRDN:
Series EGL 06 115, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2007 F, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	22,800	22,800
Series 2011 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Gen. Oblig.:
Series 2003 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,300	11,300
Series 2003 B3, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,900	5,900
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,345	16,345
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	17,050	17,050
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.03% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,000	6,000
Series 2007 A 2C, 0.03% 2/7/14, LOC Northern Trust Co., VRDN (c)	4,700	4,700
Series 2007 A 2D, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	49,500	49,500
Series 2007 A-2A, 0.03% 2/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A1, 0.04% 2/7/14, LOC Citibank NA, VRDN (c)	$ 57,100	$ 57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,940	1,940
Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	35,885	35,885
		749,355
Indiana - 2.1%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,505	11,505
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 2/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A3, 0.04% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Series 2009 A5, 0.04% 2/3/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,170	5,170
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.12% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 E, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	$ 15,200	$ 15,200
Series 2008 H, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,130	9,130
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	19,835	19,835
Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.04% 2/7/14, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,400	2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		218,000
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.04% 2/7/14, LOC Union Bank NA, VRDN (c)	8,765	8,765
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 2/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.07% 2/7/14, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev.:
(Museum of Art Foundation Proj.) Series 2003, 0.05% 2/3/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	300	300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.) Series 2000 D, 0.03% 2/7/14, VRDN (c)	$ 8,900	$ 8,900
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.06% 2/3/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		46,465
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B1, 0.05% 2/3/14, LOC JPMorgan Chase Bank, VRDN (c)	3,325	3,325
Series 2009 B4, 0.04% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	21,600	21,600
Louisville & Jefferson County Series 2011 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,565	4,565
		50,090
Louisiana - 2.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	36,000	36,000
Series 2008 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.08% 2/7/14, LOC Bank of America NA, VRDN (c)	10,800	10,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 2/7/14, VRDN (c)	$ 15,200	$ 15,200
Series 2010 B1, 0.32% 2/7/14, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Series 2010, 0.03% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.03% 2/7/14, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		207,550
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.05% 2/7/14, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	12,600	12,600
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	3,650	3,650
Series 2004 C, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	4,325	4,325
		29,975
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.07% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2857, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,600	8,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series RBC O 72, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 8,540	$ 8,540
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		42,340
Michigan - 1.1%
Central Michigan Univ. Rev. Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.06% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Fin. Auth. Rev. Series 2012 C, 0.05% 2/7/14, LOC Citibank NA, VRDN (c)	7,000	7,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.08% 2/3/14, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	51,100	51,100
Participating VRDN Series ROC II R 11676, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	19,295	19,295
		116,920
Minnesota - 0.5%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	16,975	16,975
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	15,950	15,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Oak Park Heights Multi-family Rev. 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	$ 7,115	$ 7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,205	5,205
		52,685
Mississippi - 0.5%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.04% 2/3/14, VRDN (c)	16,700	16,700
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		51,875
Missouri - 1.0%
Missouri Health & Edl. Facilities Series 2013 B, 0.06% 2/3/14, LOC Bank of America NA, VRDN (c)	5,200	5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 D, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	18,735	18,735
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.04% 2/7/14, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Series RBC E 47, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,800	5,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
St. Charles County Pub. Wtr. Sup Series 2011, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 18,695	$ 18,695
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.03% 2/7/14, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	17,500	17,500
		99,485
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,510	31,510
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,510
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.05% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	4,000	4,000
Series 2008 D3, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 2/7/14, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.06% 2/7/14, LOC Bank of America NA, VRDN (c)	57,075	57,075
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.04% 2/7/14, LOC Union Bank NA, VRDN (c)	2,700	2,700
Series 2008 B, 0.05% 2/7/14, LOC Union Bank NA, VRDN (c)	41,550	41,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 22,295	$ 22,295
Series 2009 B, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		209,235
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.21% 2/7/14, VRDN (c)	7,100	7,100
New Mexico - 2.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	208,955	208,955
New York - 8.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 2/7/14, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 C, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	2,205	2,205
Subseries 2001 3A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	37,800	37,800
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series ROC II R 14045, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.04% 2/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H2 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (c)	11,000	11,000
Series 2004 H6, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	16,095	16,095
Series 2004 H8, 0.04% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	15,290	15,290
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J11, 0.13% 2/7/14 (Liquidity Facility KBC Bank NV), VRDN (c)	$ 5,100	$ 5,100
Series 2012 G3, 0.04% 2/7/14 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
Series 2013 A4, 0.03% 2/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	10,600	10,600
(Beekman Tower Proj.) Series 2008 A, 0.27% 2/7/14, LOC RBS Citizens NA, VRDN (c)	47,995	47,995
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (c)	22,000	22,000
Series 2009 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.4% 2/7/14, LOC RBS Citizens NA, VRDN (c)	7,405	7,405
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.05% 2/7/14, LOC Lloyds Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,500	7,500
Series EGL 06 69 Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series ROC II R 11930, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 9,715	$ 9,715
Series 2008 BB3, 0.03% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	2,100	2,100
Series 2009 BB1, 0.06% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	24,900	24,900
Series 2009 BB2, 0.07% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,300	12,300
Series 2011 DD, 0.05% 2/3/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,900	3,900
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2001 B, 0.07% 2/3/14 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series 2013 A, 0.03% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,750	8,750
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.07% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	117,400	117,400
(College of New Rochelle Proj.) Series 2008, 0.13% 2/7/14, LOC RBS Citizens NA, VRDN (c)	5,000	5,000
(Fordham Univ. Proj.) Series 2008 A2, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	36,650	36,650
(Univ. of Rochester Proj.) Series 2008 A1, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN: - continued
Series EGL 07 96, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 20,485	$ 20,485
Series ROC II R 11535, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	7,600	7,600
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,800	2,800
(Taconic West 17th St. Proj.) Series 2009 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	21,300	21,300
Series 2009 B, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,535	12,535
Series 2013 A, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,700	6,700
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	12,425	12,425
Series 2003 M1, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	28,245	28,245
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.05% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,200	$ 1,200
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 2/7/14, LOC RBS Citizens NA, VRDN (c)	6,290	6,290
		907,590
North Carolina - 1.4%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.04% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	14,700	14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.05% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
(High Point Univ. Rev.) Series 2006, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3331, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.03% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	2,875	2,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(WakeMed Proj.) Series 2009 C, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,100	$ 3,100
Participating VRDN:
Series RBC O 39, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series ROC II R 11806, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 2/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,255	5,255
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		140,435
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.04% 2/3/14, LOC Bank of America NA, VRDN (c)	12,700	12,700
Series 2012 B, 0.03% 2/7/14, VRDN (c)	10,140	10,140
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.3% 2/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,700	2,700
Lancaster Port Auth. Gas Rev. 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,105	14,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 2/7/14, VRDN (c)	$ 6,200	$ 6,200
Series B, 0.14% 2/7/14, VRDN (c)	13,600	13,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	37,800	37,800
Series 2006 A, 0.05% 2/7/14, LOC UBS AG, VRDN (c)	18,240	18,240
		171,430
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,200	4,200
Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,900	5,900
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	51,000	51,000
		71,100
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,505	1,505
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	4,700	4,700
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.05% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 1,435	$ 1,435
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,450	1,450
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.07% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.22% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,530	22,530
Series 2008 A2, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	16,600	16,600
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	13,300	13,300
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Haverford Township School District Series 2009, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,640	6,640
Lower Merion School District Series 2009 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,200	7,200
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,855	2,855
Series ROC II R 11505, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,250	6,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Marywood Univ. Proj.) Series 2005 A, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	$ 4,155	$ 4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.36% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,835	4,835
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,060	6,060
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.03% 2/7/14, LOC Bank of America NA, VRDN (c)	23,050	23,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	23,500	23,500
Somerset County Gen. Oblig.:
Series 2009 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,070	1,070
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	5,625	5,625
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	650	650
		240,960
Rhode Island - 0.8%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,270	12,270
Series 2008 A, 0.03% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	32,000	32,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.06% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,965	2,965
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	$ 6,000	$ 6,000
(New England Institute of Technology Proj.) Series 2008, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Rhode Island School of Design Proj.) Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,300	11,300
(Roger Williams Univ. Proj.) Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,400	17,400
		86,460
South Carolina - 0.5%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.1% 2/3/14, VRDN (c)	9,500	9,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (c)	1,900	1,900
0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		52,525
Tennessee - 1.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 2/7/14, LOC Bank of America NA, VRDN (c)	1,400	1,400
Series 2003, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	4,200	4,200
Series 2004, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	1,825	1,825
Series 2005, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	17,300	17,300
Series 2008, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.03% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 38,640	$ 38,640
Series 2011 B, 0.03% 2/7/14, LOC PNC Bank NA, VRDN (c)	16,985	16,985
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	100	100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	16,955	16,955
Series 2004, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	21,060	21,060
Series 2006, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	10,100	10,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		189,335
Texas - 4.4%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,695	4,695
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,940	16,940
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	$ 8,635	$ 8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,805	6,805
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.03% 2/7/14, VRDN (c)	15,700	15,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.05% 2/3/14, LOC JPMorgan Chase Bank, VRDN (c)	1,050	1,050
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Harris County Hosp. District Rev. Series 2010, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,040	4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	7,700	7,700
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.42% 2/3/14, VRDN (c)	36,800	36,800
Houston Arpt. Sys. Rev. Series 2010, 0.05% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series WF 11 44C, 0.08% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000	4,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series Putters 4719, 0.04% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,905	4,905
Series ROC II R 11885X, 0.06% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series 2004 B3, 0.04% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,700	10,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B4, 0.04% 2/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 9,200	$ 9,200
Judson Independent School District Participating VRDN Series MS 06 1859, 0.04% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Keller Independent School District Participating VRDN Series WF11 55 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
North Texas Tollway Auth. Rev. Series 2011 A, 0.05% 2/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	13,875	13,875
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.42% 2/3/14, VRDN (c)	4,100	4,100
Series 2010 B, 0.42% 2/3/14, VRDN (c)	3,500	3,500
Series 2010 C, 0.41% 2/3/14, VRDN (c)	17,800	17,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.05% 2/7/14 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.05% 2/7/14 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 D, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	29,000	29,000
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 2,000	$ 2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Series 2012 A, 0.03% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,645	13,645
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.06% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
		451,760
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	14,790	14,790
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		33,990
Virginia - 0.9%
Albemarle County Indl. Dev. Auth. 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2005 A2, 0.03% 2/7/14, VRDN (c)	14,100	14,100
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (c)	8,425	8,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.): - continued
Series 2008 D2, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 3,000	$ 3,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.1% 2/7/14, LOC Bank of America NA, VRDN (c)	7,705	7,705
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,655	8,655
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.04% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,795	11,795
Series Putters 3036, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,855	5,855
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	11,000	11,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		90,800
Washington - 1.4%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,315	3,315
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 12,655	$ 12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,805	6,805
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.06% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	11,565	11,565
Series Clipper 05 39, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.06% 2/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.06% 2/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,825	5,825
Series Putters 3856, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series ROC II R 11924, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	995	995
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 2/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.05% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 2/7/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,215	9,215
		141,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.05% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 10,800	$ 10,800
Series 2009 B, 0.04% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		56,600
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	15,870	15,870
		53,960
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.22% 2/7/14, VRDN (c)	2,200	2,200
Series 1994, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,450
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,296,201)		6,296,201
Other Municipal Debt - 33.2%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,700	1,700
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	36,050	36,132
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Gen. Oblig. Series 2014 B1, 0.1% 5/1/14, LOC JPMorgan Chase Bank, CP	$ 8,000	$ 8,000
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	6,800	6,823
		50,955
Arizona - 0.6%
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/14	1,475	1,504
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Corp.:
Series 2009, 0.08% 3/4/14, LOC Bank of America NA, CP	5,825	5,825
Series 2011 B1, 0.12% 3/17/14, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,137
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 0.13% 3/18/14, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.13% 3/6/14, CP	13,100	13,100
		64,406
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	5,200	5,298
California - 7.4%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 2/11/14, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,059
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	11,200	11,200
California Gen. Oblig.:
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,000	2,000
5% 3/1/14	2,500	2,509
RAN:
Series 2013 A1, 2% 5/28/14	99,700	100,266
Series 2013 A2, 2% 6/23/14	102,400	103,104
Series 2011 A2, 0.06% 3/6/14, LOC Royal Bank of Canada, CP	2,950	2,950
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	7,625	7,647
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Bonds Series 1999, 5.8% 2/1/14 (Pre-Refunded to 2/1/14 @ 101)	$ 2,000	$ 2,020
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,633
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.08% 3/10/14, LOC Wells Fargo Bank NA, CP	6,500	6,500
TRAN:
2% 2/28/14	41,900	41,957
2% 6/30/14	65,600	66,086
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	8,300	8,311
2% 5/1/14	66,100	66,395
2% 6/26/14	74,595	75,133
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1, 0.15% 2/11/14, LOC Wells Fargo Bank NA, CP	1,000	1,000
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,480
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.1% 3/12/14, LOC Barclays Bank PLC, CP	13,000	13,000
0.12% 2/12/14, LOC Barclays Bank PLC, CP	53,000	53,000
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	7,600	7,657
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,985	7,985
San Diego Unified School District TRAN Series 2013 A2, 2% 6/30/14	9,700	9,772
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,462
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,338
San Francisco County Trans. Auth. Series 2004 A, 0.12% 3/6/14, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,944
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	13,600	13,673
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,372
		756,253
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	$ 50,000	$ 50,381
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,527
		119,908
Connecticut - 0.2%
Bridgeport Gen. Oblig. TAN Series 2013 B, 1% 2/18/14	3,700	3,701
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.3% tender 3/5/14, CP mode	12,600	12,600
		16,301
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2011, 5% 7/1/14	3,755	3,830
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	61,700	62,443
District of Columbia Rev. Bonds Series 2000, 0.14% tender 3/6/14, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
JPMorgan Chase Bonds Series Putters 4418, 0.11%, tender 4/17/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,800	13,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.12% 3/10/14, LOC JPMorgan Chase Bank, CP	4,800	4,800
0.13% 2/11/14, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.13% 2/13/14, LOC JPMorgan Chase Bank, CP	19,800	19,800
0.13% 3/4/14, LOC JPMorgan Chase Bank, CP	9,700	9,700
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	16,950	16,950
		145,693
Florida - 1.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/3/14, LOC Bank of America NA, CP mode	7,340	7,340
Florida Board of Ed. Lottery Rev. Bonds Series 2010 F, 5% 7/1/14	3,400	3,467
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2009 D, 5% 6/1/14	5,525	5,612
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	5,600	5,642
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,960	2,960
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	8,635	8,803
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.06% 2/20/14, LOC JPMorgan Chase Bank, CP	5,563	5,563
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Local Govt. Fin. Cmnty. Series 2011 A1: - continued
0.11% 2/5/14, LOC JPMorgan Chase Bank, CP	$ 8,174	$ 8,174
0.11% 3/4/14, LOC JPMorgan Chase Bank, CP	3,901	3,901
Hillsborough County Cap. Impt. Prog. Rev.:
Series 2013 A, 0.12% 3/6/14, LOC State Street Bank & Trust Co., Boston, CP	11,310	11,310
Series 2014 A:
0.07% 2/13/14, LOC State Street Bank & Trust Co., Boston, CP	5,200	5,200
0.08% 3/27/14, LOC State Street Bank & Trust Co., Boston, CP	8,200	8,200
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1:
0.06% 2/6/14, CP	17,448	17,448
0.06% 2/6/14, CP	20,050	20,050
Jacksonville Gen. Oblig. Series 2004 A, 0.12% 3/6/14, LOC Barclays Bank PLC, CP	6,540	6,540
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,012
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	64,000	64,046
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.14%, tender 8/29/14 (c)	4,800	4,800
		190,068
Georgia - 0.5%
Georgia Gen. Oblig. Bonds:
Series 2004 C, 5.5% 7/1/14	9,735	9,947
Series 2009 E, 5% 7/1/14	5,000	5,099
Series 2012 A, 5% 7/1/14	3,500	3,570
Series 2013 A, 5% 1/1/15	2,000	2,088
Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.13% tender 2/11/14, LOC Barclays Bank PLC, CP mode	7,500	7,500
Series B, 0.08% 2/21/14, LOC PNC Bank NA, CP	1,457	1,457
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/14	1,000	1,016
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.12% 2/5/14, LOC Bank of New York, New York, CP	$ 9,000	$ 9,000
Series 2012 D1, 0.11% 3/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
		49,167
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/14	3,000	3,060
Series 2013 EI, 5% 8/1/14	8,100	8,294
Honolulu City & County Gen. Oblig. Bonds Series 2009 A, 2.75% 4/1/14	1,750	1,757
		13,111
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	43,015
Illinois - 0.8%
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14 (b)	3,990	4,012
Illinois Fin. Auth. Ed. Rev.:
Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	4,800	4,800
Series 2014, 0.09% 5/5/14, LOC PNC Bank NA, CP	5,900	5,900
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs. Proj.):
Series 2012 H, 0.09% tender 2/5/14, CP mode	14,000	14,000
Series H, 0.08% tender 3/10/14, CP mode	12,500	12,500
0.08% tender 4/3/14, CP mode	5,900	5,900
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 0.12% tender 2/11/14, CP mode	5,900	5,900
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 4.375%, tender 7/1/14 (c)	2,540	2,584
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	6,025	6,142
Series 2011, 4% 6/15/14	500	507
Series 2013, 2% 6/15/14	10,970	11,042
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/14	4,850	4,935
		78,222
Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,002
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.1% tender 3/12/14, CP mode	$ 29,800	$ 29,800
0.1% tender 4/3/14, CP mode	12,200	12,200
Indianapolis Gas Util. Sys. Rev. 0.15% 3/6/14, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	73,500	73,500
		122,602
Kansas - 0.6%
City of Lawrence BAN:
1% 5/1/14	9,500	9,519
1.5% 10/1/14	10,700	10,792
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.27% 9/1/14 (c)	8,500	8,510
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	14,600	14,600
Series 258, 0.5% 10/15/14	22,400	22,415
		65,836
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/26/14, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Proj.) Series 2001 A, 0.25% tender 2/26/14, CP mode	6,500	6,500
		9,600
Maryland - 0.9%
Baltimore County Gen. Oblig.:
Bonds Series 2008, 5% 2/1/14	2,250	2,250
Series 2011:
0.09% 2/11/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.09% 2/11/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.12% 2/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
0.06% 2/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.08% 4/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Howard County Gen. Oblig. Bonds Series 2010 A, 4% 2/15/14	$ 1,000	$ 1,001
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 3/3/14 (c)	6,700	6,700
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,031
		90,382
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.3% tender 2/26/14, CP mode	10,800	10,800
0.3% tender 2/27/14, CP mode	1,500	1,500
Series 1993 A, 0.3% tender 2/26/14, CP mode	18,200	18,200
Series 1993 B, 0.35% tender 2/13/14, CP mode	4,050	4,050
		34,550
Michigan - 0.2%
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 2/5/14, CP mode	6,995	6,995
0.08% tender 4/3/14, CP mode	5,900	5,900
0.13% tender 2/5/14, CP mode	6,600	6,600
		19,495
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/14	8,900	9,224
Series 2010 A, 5% 8/1/14	2,500	2,560
Series 2013 B, 5% 8/1/14	5,000	5,119
Univ. of Minnesota Gen. Oblig. Series 2009 D:
0.08% 2/18/14, CP	8,350	8,350
0.09% 3/3/14, CP	2,100	2,100
Univ. of Minnesota Rev. Series 2013 C, 0.11% 2/4/14, CP	5,400	5,400
		32,753
Missouri - 0.1%
Curators of the Univ. of Missouri Series 2014 A, 0.07% 3/5/14, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.11%, tender 8/29/14 (c)	$ 4,700	$ 4,700
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	3,300	3,320
		13,920
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.11% 3/5/14, CP	12,400	12,400
0.12% 2/3/14, CP	5,650	5,650
0.12% 2/6/14, CP	9,500	9,500
0.12% 2/10/14, CP	5,900	5,900
0.12% 3/3/14, CP	5,300	5,300
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.11% 3/10/14, CP	6,600	6,600
0.11% 3/12/14, CP	12,000	12,000
0.12% 3/6/14, CP	7,500	7,500
0.13% 3/4/14, CP	7,000	7,000
		71,850
Nevada - 0.3%
Clark County School District Bonds:
Series 2004 A, 5% 6/15/14	2,000	2,035
Series 2005 C, 5% 6/15/14	2,450	2,493
Series 2013 B, 3% 6/15/14	5,015	5,066
5% 6/15/14	5,745	5,845
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	2,000	2,000
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.12% 5/6/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.12% 2/18/14, LOC Wells Fargo Bank NA, CP	9,000	9,000
		34,439
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.4% tender 2/6/14, CP mode	2,800	2,800
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,449
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.1%
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	$ 2,000	$ 2,040
Series 2013 A, 5% 7/1/14	5,985	6,103
		8,143
New York - 0.2%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.12% 3/4/14, CP	5,000	5,000
New York Pwr. Auth. Series 1, 0.06% 2/14/14, CP	11,950	11,950
		25,150
North Carolina - 0.4%
Board of Governors of the Univ. of North Carolina Series 2013 D, 0.09% 3/5/14, CP	5,000	5,000
Charlotte Gen. Oblig. Series 2009:
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	791	791
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,877	5,877
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,089	5,089
North Carolina Cap. Impt. Ltd. Bonds Series 2011 A, 5% 5/1/14	10,500	10,624
North Carolina Gen. Oblig. Bonds Series 2004 A, 5.25% 3/1/14	1,090	1,094
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	2,015	2,022
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	6,945
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,039
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/14	5,100	5,100
		44,581
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,471
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B6, 0.14% tender 5/5/14, CP mode	10,000	10,000
Series B5, 0.1% tender 6/5/14, CP mode	3,000	3,000
Series B6, 0.1% tender 6/5/14, CP mode	15,000	15,000
		30,471
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.11% 2/11/14, LOC State Street Bank & Trust Co., Boston, CP	$ 3,500	$ 3,500
0.12% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
		9,000
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.09%, tender 10/1/14 (c)	5,200	5,200
Oregon Gen. Oblig. TAN Series 2013 A, 1.5% 7/31/14	45,100	45,394
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	6,985	7,014
		57,608
Pennsylvania - 0.2%
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	15,800	15,837
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,334
		20,171
South Carolina - 1.0%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	6,200	6,215
Charleston County School District:
BAN 1% 5/8/14	5,900	5,913
TAN 5% 4/1/14	18,900	19,052
Dorchester County No. 2 School District BAN 0.2% 8/15/14	15,200	15,200
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2013 A, 1.5% 3/3/14 (S Carolina School District Crd Enh Prg Guaranteed)	11,700	11,712
Series 2013 D, 1% 3/3/14 (S Carolina School District Crd Enh Prg Guaranteed)	29,100	29,120
South Carolina Gen. Oblig. Bonds Series 2013 A:
2% 7/1/14	3,235	3,260
2% 10/1/14	3,405	3,446
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.3% tender 2/3/14, CP mode	7,200	7,200
		101,118
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	$ 5,585	$ 5,807
Texas - 8.4%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,054
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.11% 3/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,200	6,200
0.12% 2/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,514	8,514
0.12% 4/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,510	3,510
0.14% 2/19/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,600	11,600
0.14% 3/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,540	6,540
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	1,410	1,410
Harris County Gen. Oblig.:
Series 2013 A1, 0.13% 3/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Series 2013 D:
0.13% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
0.13% 2/18/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,900	3,900
TAN Series 2013, 1% 2/28/14	6,100	6,104
Harris County Metropolitan Trans. Auth.:
Series 2011 A1:
0.14% 2/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.15% 2/20/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
Series 2013 A1, 0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series 2013 A3, 0.17% 3/20/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2004 A, 5.25% 3/1/14	2,855	2,866
TRAN Series 2013, 2% 6/30/14	16,500	16,622
Houston Util. Sys. Rev.:
Bonds Series 2011 E, 5% 11/15/14	2,500	2,594
Series 2013 B2, 0.12% 3/11/14, LOC Wells Fargo Bank NA, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2014 B4:
0.11% 4/2/14, LOC State Street Bank & Trust Co., Boston, CP	$ 5,000	$ 5,000
0.11% 4/2/14, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,051
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/14	6,480	6,568
0.1% 2/10/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
0.11% 3/11/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.12% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Lower Colorado River Auth. Transmission Contract Rev. Bonds 3% 5/15/14	1,685	1,698
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.08% tender 3/12/14, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
0.09% tender 3/11/14, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Plano Independent School District Bonds Series 2010, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	3,500	3,506
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002, 5.375% 2/1/14	7,100	7,100
Series 2006 A, 5% 2/1/14	4,000	4,000
San Antonio Wtr. Sys. Rev. Bonds Series 2013 B, 2% 5/15/14	1,875	1,884
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.13%, tender 8/29/14 (c)	3,200	3,200
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15 (b)	2,490	2,584
Texas A&M Univ. Rev.:
Bonds Series 2013 A, 2% 5/15/14	3,575	3,593
Series 1993 B, 0.1% 3/7/14, CP	7,200	7,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig. TRAN Series 2013, 2% 8/28/14	$ 480,200	$ 485,156
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.12% 3/17/14, LOC Barclays Bank PLC, CP	17,800	17,800
0.13% 2/11/14, LOC Barclays Bank PLC, CP	3,200	3,200
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	940	958
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	3,270	3,297
Series 2007, 5% 4/1/14	1,000	1,008
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 2/18/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,000	16,000
0.07% 3/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
0.08% 4/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.08% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,500	7,500
0.08% 5/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.08% 5/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.1% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.1% 4/9/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,700	7,700
0.12% 2/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,739	5,739
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
Upper Trinity Reg'l. Wtr. District Series 2014 A, 0.08% 3/5/14, LOC Bank of America NA, CP	6,750	6,750
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,362
Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,275	12,275
		860,013
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 6/13/14 (Liquidity Facility JPMorgan Chase Bank), CP	$ 3,525	$ 3,525
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,369
		8,894
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.12%, tender 8/29/14 (c)	7,800	7,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.16%, tender 8/29/14 (c)	17,160	17,160
Series 2012 A, 0.12%, tender 8/29/14 (c)	13,100	13,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,110
Series 2009 A, 5% 2/1/14	3,010	3,010
Virginia Commonwealth Trans. Board Bonds Series 2013 A, 4% 3/15/14	8,625	8,664
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,011
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	3,330	3,409
Series 2006 A, 5% 8/1/14	5,135	5,257
		63,521
Washington - 0.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,020
Series 2009, 4% 7/1/14	1,375	1,396
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	500	512
Series 2010 B:
5% 2/1/14	1,900	1,900
5% 2/1/15	4,030	4,223
Series 2011 A, 5% 2/1/15	1,810	1,896
Series 2013, 2% 7/1/14	3,025	3,047
Univ. of Washington Univ. Revs. Bonds Series 2013, 2% 7/1/14	2,890	2,912
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds:
Series 2006 A, 5% 7/1/14	$ 4,000	$ 4,080
Series 2010 B, 5% 1/1/15	1,000	1,044
Series 2013 D, 2% 2/1/14	2,780	2,780
Series 2013 E, 5% 2/1/14	1,000	1,000
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		54,175
Wisconsin - 0.7%
Milwaukee School District RAN 2% 6/30/14	31,100	31,332
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/14	2,100	2,124
Series 2005 I, 5% 5/1/14	2,000	2,024
Series 2005 A, 0.13% 2/19/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2013 A, 0.1% 4/4/14 (Liquidity Facility Bank of New York, New York), CP	5,800	5,800
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.1%, tender 8/29/14 (c)	4,590	4,590
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.1% tender 3/5/14, CP mode	3,260	3,260
Wisconsin Trans. Rev.:
Series 1997 A, 0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
		72,681
TOTAL OTHER MUNICIPAL DEBT (Cost $3,402,936)		3,402,936
Investment Company - 4.7%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.05% (d)(e) (Cost $482,212)	482,212,000	$ 482,212
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,181,349)		10,181,349
NET OTHER ASSETS (LIABILITIES) - 0.6%		66,588
NET ASSETS - 100%		$ 10,247,937
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,985,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 11/21/13	$ 2,960
Security	Acquisition Date	Cost (000s)
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
JPMorgan Chase Bonds Series Putters 4418, 0.11%, tender 2/6/14 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 13,800
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Security	Acquisition Date	Cost (000s)
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,985
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,275
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 68
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $10,181,349,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2014

1.813078.109

UST-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 47.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 47.0%
U.S. Treasury Bills
2/20/14 to 5/29/14	0.08 to 0.14%	$ 374,667	$ 374,573
U.S. Treasury Notes
2/15/14 to 2/28/15	0.07 to 0.18	2,221,330	2,231,346
TOTAL TREASURY DEBT (Cost $2,605,919)			2,605,919
Treasury Repurchase Agreement - 52.9%
	Maturity Amount (000s)
In a joint trading account at 0.03% dated 1/31/14 due 2/3/14:
(Collateralized by U.S. Treasury Obligations): #	$ 507,154	507,153
(Collateralized by U.S. Treasury Obligations): #	50,214	50,214
With:
Barclays Capital, Inc. at:
0.04%, dated 1/31/14 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $149,940,543, 0.25% - 4.25%, 2/15/14 - 11/15/21)	147,001	147,000
0.06%, dated 1/13/14 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $116,597,253, 0.25% - 9%, 10/31/14 - 11/15/18)	114,324	114,307
0.08%, dated 1/6/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $86,063,870, 0.13% - 3.13%, 6/30/14 - 10/31/16)	84,388	84,371
BNP Paribas Securities Corp. at:
0.05%, dated 1/21/14 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $181,870,811, 0% - 7.25%, 2/13/14 - 5/15/43)	177,249	177,234
0.06%, dated 1/24/14 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $71,631,016, 0% - 8.13%, 3/6/14 - 8/15/42)	70,007	70,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.07%, dated 11/12/13 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $287,542,657, 0% - 11.25%, 2/15/14 - 11/15/43)	$ 280,969	$ 280,920
Federal Reserve Bank of New York at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations valued at $1,500,003,757, 3%, 5/15/42)	1,500,004	1,500,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $2,931,199)		2,931,199
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,537,118)		5,537,118
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,698
NET ASSETS - 100%		$ 5,542,816
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$507,153,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 148,294
HSBC Securities (USA), Inc.	129,345
J.P. Morgan Securities, Inc.	66,390
Merrill Lynch, Pierce, Fenner & Smith, Inc.	59,318
Wells Fargo Securities LLC	103,806
$ 507,153
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,214,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 26,201
Barclays Capital, Inc.	13,937
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,076
$ 50,214
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $5,537,118,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

January 31, 2014

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.109

FTF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	$ 9,985	$ 9,985
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.08% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 2/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.06% 2/3/14, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	23,700	23,700
		47,540
Alaska - 1.3%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.03% 2/7/14, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 2/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	53,200	53,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.05% 2/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.05% 2/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.04% 2/7/14, VRDN (c)	3,500	3,500
		128,830
Arizona - 1.7%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,230	9,230
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Catholic Healthcare West Proj.): - continued
Series 2008 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	$ 16,200	$ 16,200
Series 2009 F, 0.05% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
(Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	4,550	4,550
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.06% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.05% 2/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series ROC II R 11980 X, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Series WF 09 40C, 0.08% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		174,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 2.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 4,200	$ 4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Gen. Oblig. Series 2005 B3, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	2,400	2,400
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.04% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,410	5,410
Participating VRDN Series Putters 3878 Q, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.03% 2/7/14, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	6,000	6,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.04% 2/7/14, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,435	8,435
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.05% 2/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 2/7/14, LOC Bank of America NA, VRDN (c)	10,335	10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.04% 2/7/14, LOC Citibank NA, VRDN (c)	21,000	21,000
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.03% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	$ 22,650	$ 22,650
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	7,305	7,305
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	7,900	7,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	10,125	10,125
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,145	6,145
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		237,125
Colorado - 0.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,800	22,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.16% 2/7/14, LOC BNP Paribas SA, VRDN (c)	$ 2,900	$ 2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		91,165
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	3,800	3,800
Series 2011 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.4% 2/7/14, VRDN (c)	3,500	3,500
Series 1999 A, 0.22% 2/7/14, VRDN (c)	3,000	3,000
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		22,820
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	3,500	3,500
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,025	12,025
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	11,500	11,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Pew Charitable Trust Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	$ 3,000	$ 3,000
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,900	3,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		79,945
Florida - 2.5%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.04% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,695	2,695
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Series WF11 60 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,800	3,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 5,500	$ 5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	10,500	10,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.05% 2/7/14, LOC Northern Trust Co., VRDN (c)	10,400	10,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	8,200	8,200
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 2/7/14, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.06% 2/7/14, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.05% 2/7/14, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	30,005	30,005
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (c)	$ 8,220	$ 8,220
Series 2011 C, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	3,315	3,315
		252,180
Georgia - 3.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.05% 2/3/14, VRDN (c)	1,970	1,970
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.06% 2/7/14, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.06% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	42,940	42,940
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,090	10,090
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.1% 2/3/14, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	146,345	146,345
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	31,950	31,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.04% 2/7/14, LOC Northern Trust Co., VRDN (c)	$ 16,875	$ 16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.):
Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	19,100	19,100
Series 2008 B, 0.04% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	11,500	11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 2/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
		393,766
Hawaii - 0.3%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.07% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		29,910
Illinois - 7.3%
Chicago Board of Ed. Series 2000 B, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	35,485	35,485
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.09% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,600	12,600
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	38,400	38,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.:
Series 2004 A1, 0.09% 2/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 18,545	$ 18,545
Series 2004 A2, 0.09% 2/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	35,520	35,520
Series 2004 A3, 0.06% 2/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,085	2,085
DuPage County Rev. (Morton Arboretum Proj.) 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.04% 2/7/14, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,700	12,700
Series 2008 B2, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
(Illinois College Proj.) 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
(Museum of Science & Industry Proj.) Series 2009 C, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,800	4,800
Series 2008 C, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,320	8,320
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	45,000	45,000
(Rockford Mem. Hosp. Proj.) 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.04% 2/7/14, LOC Northern Trust Co., VRDN (c)	$ 9,900	$ 9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.06% 2/7/14, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.06% 2/7/14, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	7,300	7,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.04% 2/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
Participating VRDN:
Series EGL 06 115, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2007 F, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	22,800	22,800
Series 2011 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Gen. Oblig.:
Series 2003 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,300	11,300
Series 2003 B3, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,900	5,900
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,345	16,345
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 2/7/14, LOC Freddie Mac, VRDN (c)	17,050	17,050
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.03% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,000	6,000
Series 2007 A 2C, 0.03% 2/7/14, LOC Northern Trust Co., VRDN (c)	4,700	4,700
Series 2007 A 2D, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	49,500	49,500
Series 2007 A-2A, 0.03% 2/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A1, 0.04% 2/7/14, LOC Citibank NA, VRDN (c)	$ 57,100	$ 57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,940	1,940
Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	35,885	35,885
		749,355
Indiana - 2.1%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,505	11,505
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 2/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A3, 0.04% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Series 2009 A5, 0.04% 2/3/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,170	5,170
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.12% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 E, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	$ 15,200	$ 15,200
Series 2008 H, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,130	9,130
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	19,835	19,835
Series 2008, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.04% 2/7/14, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,400	2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		218,000
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.04% 2/7/14, LOC Union Bank NA, VRDN (c)	8,765	8,765
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 2/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.07% 2/7/14, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev.:
(Museum of Art Foundation Proj.) Series 2003, 0.05% 2/3/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	300	300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.) Series 2000 D, 0.03% 2/7/14, VRDN (c)	$ 8,900	$ 8,900
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.06% 2/3/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		46,465
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B1, 0.05% 2/3/14, LOC JPMorgan Chase Bank, VRDN (c)	3,325	3,325
Series 2009 B4, 0.04% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	21,600	21,600
Louisville & Jefferson County Series 2011 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,565	4,565
		50,090
Louisiana - 2.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	36,000	36,000
Series 2008 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.08% 2/7/14, LOC Bank of America NA, VRDN (c)	10,800	10,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 2/7/14, VRDN (c)	$ 15,200	$ 15,200
Series 2010 B1, 0.32% 2/7/14, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Series 2010, 0.03% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.03% 2/7/14, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		207,550
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.05% 2/7/14, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	12,600	12,600
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	3,650	3,650
Series 2004 C, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	4,325	4,325
		29,975
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.07% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2857, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,600	8,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series RBC O 72, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 8,540	$ 8,540
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		42,340
Michigan - 1.1%
Central Michigan Univ. Rev. Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.06% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Fin. Auth. Rev. Series 2012 C, 0.05% 2/7/14, LOC Citibank NA, VRDN (c)	7,000	7,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.08% 2/3/14, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	51,100	51,100
Participating VRDN Series ROC II R 11676, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	19,295	19,295
		116,920
Minnesota - 0.5%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	16,975	16,975
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	15,950	15,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Oak Park Heights Multi-family Rev. 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	$ 7,115	$ 7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,205	5,205
		52,685
Mississippi - 0.5%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.04% 2/3/14, VRDN (c)	16,700	16,700
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.07% 2/7/14, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		51,875
Missouri - 1.0%
Missouri Health & Edl. Facilities Series 2013 B, 0.06% 2/3/14, LOC Bank of America NA, VRDN (c)	5,200	5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 D, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	18,735	18,735
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.04% 2/7/14, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Series RBC E 47, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,800	5,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
St. Charles County Pub. Wtr. Sup Series 2011, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 18,695	$ 18,695
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.03% 2/7/14, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	17,500	17,500
		99,485
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,510	31,510
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,510
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.05% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	4,000	4,000
Series 2008 D3, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 2/7/14, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.06% 2/7/14, LOC Bank of America NA, VRDN (c)	57,075	57,075
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.04% 2/7/14, LOC Union Bank NA, VRDN (c)	2,700	2,700
Series 2008 B, 0.05% 2/7/14, LOC Union Bank NA, VRDN (c)	41,550	41,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 22,295	$ 22,295
Series 2009 B, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		209,235
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.21% 2/7/14, VRDN (c)	7,100	7,100
New Mexico - 2.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	208,955	208,955
New York - 8.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 2/7/14, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 C, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	2,205	2,205
Subseries 2001 3A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	37,800	37,800
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series ROC II R 14045, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.04% 2/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H2 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (c)	11,000	11,000
Series 2004 H6, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	16,095	16,095
Series 2004 H8, 0.04% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	15,290	15,290
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J11, 0.13% 2/7/14 (Liquidity Facility KBC Bank NV), VRDN (c)	$ 5,100	$ 5,100
Series 2012 G3, 0.04% 2/7/14 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
Series 2013 A4, 0.03% 2/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	10,600	10,600
(Beekman Tower Proj.) Series 2008 A, 0.27% 2/7/14, LOC RBS Citizens NA, VRDN (c)	47,995	47,995
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (c)	22,000	22,000
Series 2009 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.4% 2/7/14, LOC RBS Citizens NA, VRDN (c)	7,405	7,405
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.05% 2/7/14, LOC Lloyds Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,500	7,500
Series EGL 06 69 Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series ROC II R 11930, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 9,715	$ 9,715
Series 2008 BB3, 0.03% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	2,100	2,100
Series 2009 BB1, 0.06% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	24,900	24,900
Series 2009 BB2, 0.07% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,300	12,300
Series 2011 DD, 0.05% 2/3/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,900	3,900
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2001 B, 0.07% 2/3/14 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series 2013 A, 0.03% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,750	8,750
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.07% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	117,400	117,400
(College of New Rochelle Proj.) Series 2008, 0.13% 2/7/14, LOC RBS Citizens NA, VRDN (c)	5,000	5,000
(Fordham Univ. Proj.) Series 2008 A2, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	36,650	36,650
(Univ. of Rochester Proj.) Series 2008 A1, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN: - continued
Series EGL 07 96, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 20,485	$ 20,485
Series ROC II R 11535, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	7,600	7,600
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,800	2,800
(Taconic West 17th St. Proj.) Series 2009 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	21,300	21,300
Series 2009 B, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,535	12,535
Series 2013 A, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,700	6,700
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	12,425	12,425
Series 2003 M1, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	28,245	28,245
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.05% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,200	$ 1,200
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 2/7/14, LOC RBS Citizens NA, VRDN (c)	6,290	6,290
		907,590
North Carolina - 1.4%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.04% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	14,700	14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.05% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
(High Point Univ. Rev.) Series 2006, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3331, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.03% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	2,875	2,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(WakeMed Proj.) Series 2009 C, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,100	$ 3,100
Participating VRDN:
Series RBC O 39, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series ROC II R 11806, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 2/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,255	5,255
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		140,435
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.04% 2/3/14, LOC Bank of America NA, VRDN (c)	12,700	12,700
Series 2012 B, 0.03% 2/7/14, VRDN (c)	10,140	10,140
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.3% 2/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,700	2,700
Lancaster Port Auth. Gas Rev. 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,105	14,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 2/7/14, VRDN (c)	$ 6,200	$ 6,200
Series B, 0.14% 2/7/14, VRDN (c)	13,600	13,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	37,800	37,800
Series 2006 A, 0.05% 2/7/14, LOC UBS AG, VRDN (c)	18,240	18,240
		171,430
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,200	4,200
Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,900	5,900
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	51,000	51,000
		71,100
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,505	1,505
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	4,700	4,700
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.05% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 1,435	$ 1,435
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,450	1,450
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.07% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.22% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,530	22,530
Series 2008 A2, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	16,600	16,600
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	13,300	13,300
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Haverford Township School District Series 2009, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,640	6,640
Lower Merion School District Series 2009 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,200	7,200
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,855	2,855
Series ROC II R 11505, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,250	6,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Marywood Univ. Proj.) Series 2005 A, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	$ 4,155	$ 4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.36% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,835	4,835
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	6,060	6,060
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.03% 2/7/14, LOC Bank of America NA, VRDN (c)	23,050	23,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	23,500	23,500
Somerset County Gen. Oblig.:
Series 2009 A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	1,070	1,070
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	5,625	5,625
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.06% 2/7/14, LOC PNC Bank NA, VRDN (c)	650	650
		240,960
Rhode Island - 0.8%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,270	12,270
Series 2008 A, 0.03% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	32,000	32,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.06% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,965	2,965
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	$ 6,000	$ 6,000
(New England Institute of Technology Proj.) Series 2008, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Rhode Island School of Design Proj.) Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,300	11,300
(Roger Williams Univ. Proj.) Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,400	17,400
		86,460
South Carolina - 0.5%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.1% 2/3/14, VRDN (c)	9,500	9,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (c)	1,900	1,900
0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		52,525
Tennessee - 1.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 2/7/14, LOC Bank of America NA, VRDN (c)	1,400	1,400
Series 2003, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	4,200	4,200
Series 2004, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	1,825	1,825
Series 2005, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	17,300	17,300
Series 2008, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.03% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 38,640	$ 38,640
Series 2011 B, 0.03% 2/7/14, LOC PNC Bank NA, VRDN (c)	16,985	16,985
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	100	100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	16,955	16,955
Series 2004, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	21,060	21,060
Series 2006, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	10,100	10,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		189,335
Texas - 4.4%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,695	4,695
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,940	16,940
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	$ 8,635	$ 8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,805	6,805
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.03% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.03% 2/7/14, VRDN (c)	15,700	15,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.05% 2/3/14, LOC JPMorgan Chase Bank, VRDN (c)	1,050	1,050
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Harris County Hosp. District Rev. Series 2010, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,040	4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	7,700	7,700
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.42% 2/3/14, VRDN (c)	36,800	36,800
Houston Arpt. Sys. Rev. Series 2010, 0.05% 2/7/14, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series WF 11 44C, 0.08% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000	4,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series Putters 4719, 0.04% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,905	4,905
Series ROC II R 11885X, 0.06% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series 2004 B3, 0.04% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,700	10,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B4, 0.04% 2/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 9,200	$ 9,200
Judson Independent School District Participating VRDN Series MS 06 1859, 0.04% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Keller Independent School District Participating VRDN Series WF11 55 C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
North Texas Tollway Auth. Rev. Series 2011 A, 0.05% 2/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	13,875	13,875
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.42% 2/3/14, VRDN (c)	4,100	4,100
Series 2010 B, 0.42% 2/3/14, VRDN (c)	3,500	3,500
Series 2010 C, 0.41% 2/3/14, VRDN (c)	17,800	17,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.05% 2/7/14 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.05% 2/7/14 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 D, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	29,000	29,000
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 2,000	$ 2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Series 2012 A, 0.03% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,645	13,645
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.06% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
		451,760
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	14,790	14,790
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		33,990
Virginia - 0.9%
Albemarle County Indl. Dev. Auth. 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2005 A2, 0.03% 2/7/14, VRDN (c)	14,100	14,100
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (c)	8,425	8,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.): - continued
Series 2008 D2, 0.04% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 3,000	$ 3,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.1% 2/7/14, LOC Bank of America NA, VRDN (c)	7,705	7,705
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,655	8,655
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.04% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,795	11,795
Series Putters 3036, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,855	5,855
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.04% 2/7/14, LOC PNC Bank NA, VRDN (c)	11,000	11,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		90,800
Washington - 1.4%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,315	3,315
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 12,655	$ 12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,805	6,805
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.06% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	11,565	11,565
Series Clipper 05 39, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.06% 2/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.06% 2/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,825	5,825
Series Putters 3856, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series ROC II R 11924, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	995	995
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 2/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.05% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 2/7/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,215	9,215
		141,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.05% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 10,800	$ 10,800
Series 2009 B, 0.04% 2/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.05% 2/7/14, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		56,600
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.05% 2/7/14, LOC PNC Bank NA, VRDN (c)	15,870	15,870
		53,960
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.22% 2/7/14, VRDN (c)	2,200	2,200
Series 1994, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,450
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,296,201)		6,296,201
Other Municipal Debt - 33.2%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,700	1,700
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	36,050	36,132
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Gen. Oblig. Series 2014 B1, 0.1% 5/1/14, LOC JPMorgan Chase Bank, CP	$ 8,000	$ 8,000
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	6,800	6,823
		50,955
Arizona - 0.6%
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/14	1,475	1,504
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Corp.:
Series 2009, 0.08% 3/4/14, LOC Bank of America NA, CP	5,825	5,825
Series 2011 B1, 0.12% 3/17/14, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,137
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 0.13% 3/18/14, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.13% 3/6/14, CP	13,100	13,100
		64,406
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	5,200	5,298
California - 7.4%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 2/11/14, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,059
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	11,200	11,200
California Gen. Oblig.:
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,000	2,000
5% 3/1/14	2,500	2,509
RAN:
Series 2013 A1, 2% 5/28/14	99,700	100,266
Series 2013 A2, 2% 6/23/14	102,400	103,104
Series 2011 A2, 0.06% 3/6/14, LOC Royal Bank of Canada, CP	2,950	2,950
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	7,625	7,647
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Bonds Series 1999, 5.8% 2/1/14 (Pre-Refunded to 2/1/14 @ 101)	$ 2,000	$ 2,020
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,633
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.08% 3/10/14, LOC Wells Fargo Bank NA, CP	6,500	6,500
TRAN:
2% 2/28/14	41,900	41,957
2% 6/30/14	65,600	66,086
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	8,300	8,311
2% 5/1/14	66,100	66,395
2% 6/26/14	74,595	75,133
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1, 0.15% 2/11/14, LOC Wells Fargo Bank NA, CP	1,000	1,000
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,480
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.1% 3/12/14, LOC Barclays Bank PLC, CP	13,000	13,000
0.12% 2/12/14, LOC Barclays Bank PLC, CP	53,000	53,000
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	7,600	7,657
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,985	7,985
San Diego Unified School District TRAN Series 2013 A2, 2% 6/30/14	9,700	9,772
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,462
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,338
San Francisco County Trans. Auth. Series 2004 A, 0.12% 3/6/14, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,944
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	13,600	13,673
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,372
		756,253
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	$ 50,000	$ 50,381
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,527
		119,908
Connecticut - 0.2%
Bridgeport Gen. Oblig. TAN Series 2013 B, 1% 2/18/14	3,700	3,701
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.3% tender 3/5/14, CP mode	12,600	12,600
		16,301
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2011, 5% 7/1/14	3,755	3,830
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	61,700	62,443
District of Columbia Rev. Bonds Series 2000, 0.14% tender 3/6/14, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
JPMorgan Chase Bonds Series Putters 4418, 0.11%, tender 4/17/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,800	13,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.12% 3/10/14, LOC JPMorgan Chase Bank, CP	4,800	4,800
0.13% 2/11/14, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.13% 2/13/14, LOC JPMorgan Chase Bank, CP	19,800	19,800
0.13% 3/4/14, LOC JPMorgan Chase Bank, CP	9,700	9,700
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	16,950	16,950
		145,693
Florida - 1.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/3/14, LOC Bank of America NA, CP mode	7,340	7,340
Florida Board of Ed. Lottery Rev. Bonds Series 2010 F, 5% 7/1/14	3,400	3,467
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2009 D, 5% 6/1/14	5,525	5,612
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	5,600	5,642
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,960	2,960
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	8,635	8,803
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.06% 2/20/14, LOC JPMorgan Chase Bank, CP	5,563	5,563
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Local Govt. Fin. Cmnty. Series 2011 A1: - continued
0.11% 2/5/14, LOC JPMorgan Chase Bank, CP	$ 8,174	$ 8,174
0.11% 3/4/14, LOC JPMorgan Chase Bank, CP	3,901	3,901
Hillsborough County Cap. Impt. Prog. Rev.:
Series 2013 A, 0.12% 3/6/14, LOC State Street Bank & Trust Co., Boston, CP	11,310	11,310
Series 2014 A:
0.07% 2/13/14, LOC State Street Bank & Trust Co., Boston, CP	5,200	5,200
0.08% 3/27/14, LOC State Street Bank & Trust Co., Boston, CP	8,200	8,200
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1:
0.06% 2/6/14, CP	17,448	17,448
0.06% 2/6/14, CP	20,050	20,050
Jacksonville Gen. Oblig. Series 2004 A, 0.12% 3/6/14, LOC Barclays Bank PLC, CP	6,540	6,540
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,012
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	64,000	64,046
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.14%, tender 8/29/14 (c)	4,800	4,800
		190,068
Georgia - 0.5%
Georgia Gen. Oblig. Bonds:
Series 2004 C, 5.5% 7/1/14	9,735	9,947
Series 2009 E, 5% 7/1/14	5,000	5,099
Series 2012 A, 5% 7/1/14	3,500	3,570
Series 2013 A, 5% 1/1/15	2,000	2,088
Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.13% tender 2/11/14, LOC Barclays Bank PLC, CP mode	7,500	7,500
Series B, 0.08% 2/21/14, LOC PNC Bank NA, CP	1,457	1,457
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/14	1,000	1,016
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.12% 2/5/14, LOC Bank of New York, New York, CP	$ 9,000	$ 9,000
Series 2012 D1, 0.11% 3/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
		49,167
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/14	3,000	3,060
Series 2013 EI, 5% 8/1/14	8,100	8,294
Honolulu City & County Gen. Oblig. Bonds Series 2009 A, 2.75% 4/1/14	1,750	1,757
		13,111
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	43,015
Illinois - 0.8%
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14 (b)	3,990	4,012
Illinois Fin. Auth. Ed. Rev.:
Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	4,800	4,800
Series 2014, 0.09% 5/5/14, LOC PNC Bank NA, CP	5,900	5,900
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs. Proj.):
Series 2012 H, 0.09% tender 2/5/14, CP mode	14,000	14,000
Series H, 0.08% tender 3/10/14, CP mode	12,500	12,500
0.08% tender 4/3/14, CP mode	5,900	5,900
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 0.12% tender 2/11/14, CP mode	5,900	5,900
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 4.375%, tender 7/1/14 (c)	2,540	2,584
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	6,025	6,142
Series 2011, 4% 6/15/14	500	507
Series 2013, 2% 6/15/14	10,970	11,042
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/14	4,850	4,935
		78,222
Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,002
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.1% tender 3/12/14, CP mode	$ 29,800	$ 29,800
0.1% tender 4/3/14, CP mode	12,200	12,200
Indianapolis Gas Util. Sys. Rev. 0.15% 3/6/14, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	73,500	73,500
		122,602
Kansas - 0.6%
City of Lawrence BAN:
1% 5/1/14	9,500	9,519
1.5% 10/1/14	10,700	10,792
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.27% 9/1/14 (c)	8,500	8,510
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	14,600	14,600
Series 258, 0.5% 10/15/14	22,400	22,415
		65,836
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/26/14, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Proj.) Series 2001 A, 0.25% tender 2/26/14, CP mode	6,500	6,500
		9,600
Maryland - 0.9%
Baltimore County Gen. Oblig.:
Bonds Series 2008, 5% 2/1/14	2,250	2,250
Series 2011:
0.09% 2/11/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.09% 2/11/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.12% 2/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
0.06% 2/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.08% 4/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Howard County Gen. Oblig. Bonds Series 2010 A, 4% 2/15/14	$ 1,000	$ 1,001
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 3/3/14 (c)	6,700	6,700
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,031
		90,382
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.3% tender 2/26/14, CP mode	10,800	10,800
0.3% tender 2/27/14, CP mode	1,500	1,500
Series 1993 A, 0.3% tender 2/26/14, CP mode	18,200	18,200
Series 1993 B, 0.35% tender 2/13/14, CP mode	4,050	4,050
		34,550
Michigan - 0.2%
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 2/5/14, CP mode	6,995	6,995
0.08% tender 4/3/14, CP mode	5,900	5,900
0.13% tender 2/5/14, CP mode	6,600	6,600
		19,495
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/14	8,900	9,224
Series 2010 A, 5% 8/1/14	2,500	2,560
Series 2013 B, 5% 8/1/14	5,000	5,119
Univ. of Minnesota Gen. Oblig. Series 2009 D:
0.08% 2/18/14, CP	8,350	8,350
0.09% 3/3/14, CP	2,100	2,100
Univ. of Minnesota Rev. Series 2013 C, 0.11% 2/4/14, CP	5,400	5,400
		32,753
Missouri - 0.1%
Curators of the Univ. of Missouri Series 2014 A, 0.07% 3/5/14, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.11%, tender 8/29/14 (c)	$ 4,700	$ 4,700
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	3,300	3,320
		13,920
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.11% 3/5/14, CP	12,400	12,400
0.12% 2/3/14, CP	5,650	5,650
0.12% 2/6/14, CP	9,500	9,500
0.12% 2/10/14, CP	5,900	5,900
0.12% 3/3/14, CP	5,300	5,300
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.11% 3/10/14, CP	6,600	6,600
0.11% 3/12/14, CP	12,000	12,000
0.12% 3/6/14, CP	7,500	7,500
0.13% 3/4/14, CP	7,000	7,000
		71,850
Nevada - 0.3%
Clark County School District Bonds:
Series 2004 A, 5% 6/15/14	2,000	2,035
Series 2005 C, 5% 6/15/14	2,450	2,493
Series 2013 B, 3% 6/15/14	5,015	5,066
5% 6/15/14	5,745	5,845
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	2,000	2,000
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.12% 5/6/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.12% 2/18/14, LOC Wells Fargo Bank NA, CP	9,000	9,000
		34,439
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.4% tender 2/6/14, CP mode	2,800	2,800
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,449
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.1%
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	$ 2,000	$ 2,040
Series 2013 A, 5% 7/1/14	5,985	6,103
		8,143
New York - 0.2%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.12% 3/4/14, CP	5,000	5,000
New York Pwr. Auth. Series 1, 0.06% 2/14/14, CP	11,950	11,950
		25,150
North Carolina - 0.4%
Board of Governors of the Univ. of North Carolina Series 2013 D, 0.09% 3/5/14, CP	5,000	5,000
Charlotte Gen. Oblig. Series 2009:
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	791	791
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,877	5,877
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,089	5,089
North Carolina Cap. Impt. Ltd. Bonds Series 2011 A, 5% 5/1/14	10,500	10,624
North Carolina Gen. Oblig. Bonds Series 2004 A, 5.25% 3/1/14	1,090	1,094
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	2,015	2,022
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	6,945
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,039
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/14	5,100	5,100
		44,581
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,471
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B6, 0.14% tender 5/5/14, CP mode	10,000	10,000
Series B5, 0.1% tender 6/5/14, CP mode	3,000	3,000
Series B6, 0.1% tender 6/5/14, CP mode	15,000	15,000
		30,471
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.11% 2/11/14, LOC State Street Bank & Trust Co., Boston, CP	$ 3,500	$ 3,500
0.12% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
		9,000
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.09%, tender 10/1/14 (c)	5,200	5,200
Oregon Gen. Oblig. TAN Series 2013 A, 1.5% 7/31/14	45,100	45,394
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	6,985	7,014
		57,608
Pennsylvania - 0.2%
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	15,800	15,837
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,334
		20,171
South Carolina - 1.0%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	6,200	6,215
Charleston County School District:
BAN 1% 5/8/14	5,900	5,913
TAN 5% 4/1/14	18,900	19,052
Dorchester County No. 2 School District BAN 0.2% 8/15/14	15,200	15,200
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2013 A, 1.5% 3/3/14 (S Carolina School District Crd Enh Prg Guaranteed)	11,700	11,712
Series 2013 D, 1% 3/3/14 (S Carolina School District Crd Enh Prg Guaranteed)	29,100	29,120
South Carolina Gen. Oblig. Bonds Series 2013 A:
2% 7/1/14	3,235	3,260
2% 10/1/14	3,405	3,446
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.3% tender 2/3/14, CP mode	7,200	7,200
		101,118
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	$ 5,585	$ 5,807
Texas - 8.4%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,054
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.11% 3/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,200	6,200
0.12% 2/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,514	8,514
0.12% 4/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,510	3,510
0.14% 2/19/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,600	11,600
0.14% 3/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,540	6,540
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	1,410	1,410
Harris County Gen. Oblig.:
Series 2013 A1, 0.13% 3/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Series 2013 D:
0.13% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
0.13% 2/18/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,900	3,900
TAN Series 2013, 1% 2/28/14	6,100	6,104
Harris County Metropolitan Trans. Auth.:
Series 2011 A1:
0.14% 2/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.15% 2/20/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
Series 2013 A1, 0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series 2013 A3, 0.17% 3/20/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2004 A, 5.25% 3/1/14	2,855	2,866
TRAN Series 2013, 2% 6/30/14	16,500	16,622
Houston Util. Sys. Rev.:
Bonds Series 2011 E, 5% 11/15/14	2,500	2,594
Series 2013 B2, 0.12% 3/11/14, LOC Wells Fargo Bank NA, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2014 B4:
0.11% 4/2/14, LOC State Street Bank & Trust Co., Boston, CP	$ 5,000	$ 5,000
0.11% 4/2/14, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,051
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/14	6,480	6,568
0.1% 2/10/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
0.11% 3/11/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.12% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Lower Colorado River Auth. Transmission Contract Rev. Bonds 3% 5/15/14	1,685	1,698
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.08% tender 3/12/14, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
0.09% tender 3/11/14, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Plano Independent School District Bonds Series 2010, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	3,500	3,506
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002, 5.375% 2/1/14	7,100	7,100
Series 2006 A, 5% 2/1/14	4,000	4,000
San Antonio Wtr. Sys. Rev. Bonds Series 2013 B, 2% 5/15/14	1,875	1,884
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.13%, tender 8/29/14 (c)	3,200	3,200
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15 (b)	2,490	2,584
Texas A&M Univ. Rev.:
Bonds Series 2013 A, 2% 5/15/14	3,575	3,593
Series 1993 B, 0.1% 3/7/14, CP	7,200	7,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig. TRAN Series 2013, 2% 8/28/14	$ 480,200	$ 485,156
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.12% 3/17/14, LOC Barclays Bank PLC, CP	17,800	17,800
0.13% 2/11/14, LOC Barclays Bank PLC, CP	3,200	3,200
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	940	958
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	3,270	3,297
Series 2007, 5% 4/1/14	1,000	1,008
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 2/18/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,000	16,000
0.07% 3/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
0.08% 4/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.08% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,500	7,500
0.08% 5/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.08% 5/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.1% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.1% 4/9/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,700	7,700
0.12% 2/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,739	5,739
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
Upper Trinity Reg'l. Wtr. District Series 2014 A, 0.08% 3/5/14, LOC Bank of America NA, CP	6,750	6,750
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,362
Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,275	12,275
		860,013
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 6/13/14 (Liquidity Facility JPMorgan Chase Bank), CP	$ 3,525	$ 3,525
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,369
		8,894
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.12%, tender 8/29/14 (c)	7,800	7,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.16%, tender 8/29/14 (c)	17,160	17,160
Series 2012 A, 0.12%, tender 8/29/14 (c)	13,100	13,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,110
Series 2009 A, 5% 2/1/14	3,010	3,010
Virginia Commonwealth Trans. Board Bonds Series 2013 A, 4% 3/15/14	8,625	8,664
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,011
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	3,330	3,409
Series 2006 A, 5% 8/1/14	5,135	5,257
		63,521
Washington - 0.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,020
Series 2009, 4% 7/1/14	1,375	1,396
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	500	512
Series 2010 B:
5% 2/1/14	1,900	1,900
5% 2/1/15	4,030	4,223
Series 2011 A, 5% 2/1/15	1,810	1,896
Series 2013, 2% 7/1/14	3,025	3,047
Univ. of Washington Univ. Revs. Bonds Series 2013, 2% 7/1/14	2,890	2,912
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds:
Series 2006 A, 5% 7/1/14	$ 4,000	$ 4,080
Series 2010 B, 5% 1/1/15	1,000	1,044
Series 2013 D, 2% 2/1/14	2,780	2,780
Series 2013 E, 5% 2/1/14	1,000	1,000
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		54,175
Wisconsin - 0.7%
Milwaukee School District RAN 2% 6/30/14	31,100	31,332
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/14	2,100	2,124
Series 2005 I, 5% 5/1/14	2,000	2,024
Series 2005 A, 0.13% 2/19/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2013 A, 0.1% 4/4/14 (Liquidity Facility Bank of New York, New York), CP	5,800	5,800
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.1%, tender 8/29/14 (c)	4,590	4,590
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.1% tender 3/5/14, CP mode	3,260	3,260
Wisconsin Trans. Rev.:
Series 1997 A, 0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
		72,681
TOTAL OTHER MUNICIPAL DEBT (Cost $3,402,936)		3,402,936
Investment Company - 4.7%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.05% (d)(e) (Cost $482,212)	482,212,000	$ 482,212
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,181,349)		10,181,349
NET OTHER ASSETS (LIABILITIES) - 0.6%		66,588
NET ASSETS - 100%		$ 10,247,937
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,985,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 11/21/13	$ 2,960
Security	Acquisition Date	Cost (000s)
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
JPMorgan Chase Bonds Series Putters 4418, 0.11%, tender 2/6/14 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 13,800
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Security	Acquisition Date	Cost (000s)
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,985
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,275
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 68
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $10,181,349,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Fund

January 31, 2014

1.964314.100

GVN-C-GVN-D-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 13.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 13.9%
U.S. Treasury Bills
4/24/14	0.08%	$ 10	$ 10
U.S. Treasury Notes
5/31/14 to 9/30/14	0.08 to 0.15	680	685
TOTAL TREASURY DEBT (Cost $695)			695
Government Agency Debt - 32.8%

Federal Agencies - 32.8%
Fannie Mae
2/5/14 to 8/5/15	0.14 to 0.25 (b)	299	299
Federal Farm Credit Bank
2/12/14 to 7/28/14	0.10 to 0.20	265	266
Federal Home Loan Bank
2/18/14 to 12/11/15	0.11 to 0.25 (b)	745	746
Freddie Mac
2/25/14 to 7/17/15	0.12 to 0.15 (b)	325	325
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,636)			1,636
Government Agency Repurchase Agreement - 53.9%
	Maturity Amount (000s)
In a joint trading account at:
0.03% dated 1/31/14 due 2/3/14 (Collateralized by U.S. Government Obligations) #	$ 250	250
0.05% dated 1/31/14 due 2/3/14 (Collateralized by U.S. Government Obligations) #	1,544	1,544
With:
BNP Paribas Securities Corp. at:
0.06%, dated:
1/8/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $31,621, 2.5% - 10%, 5/15/16 - 11/20/42)	31	31
1/21/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $153,045, 2.5% - 10%, 7/15/17 - 1/1/44)	150	150
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at: - continued
0.08%, dated 11/12/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $27,545, 2% - 5.5%, 1/1/19 - 8/20/42)	$ 27	$ 27
ING Financial Markets LLC at:
0.08%, dated 1/28/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $77,659, 3%, 11/1/42)	76	76
0.12%, dated:
12/4/13 due 2/3/14 (Collateralized by U.S. Government Obligations valued at $14,533, 3.5% - 4.5%, 7/25/39 - 8/1/42)	14	14
12/16/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $24,740, 2.69% - 6%, 5/15/35 - 10/1/42)	24	24
Merrill Lynch, Pierce, Fenner & Smith at 0.07%, dated 1/13/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $65,055, 2.32% - 2.5%, 12/1/27 - 10/1/42)	63	63
Mizuho Securities U.S.A., Inc. at 0.15%, dated 11/21/13 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $43,918, 0% - 5%, 2/6/14 - 3/1/43)	43	43
RBC Capital Markets Corp. at:
0.05%, dated 1/17/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $98,943, 2.79% - 3.5%, 8/1/26 - 12/1/41)	97	97
0.07%, dated:
1/14/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $47,942, 2.79% - 5%, 8/1/26 - 11/1/43)	47	47
1/21/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $51,002, 2.5% - 5%, 7/1/26 - 11/1/43)	50	50
0.11%, dated:
12/5/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $39,788, 2.5% - 4.5%, 10/1/27 - 11/1/43)	39	39
12/6/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $40,808, 2.5% - 4.5%, 10/1/27 - 11/1/43)	40	40
12/16/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $64,270, 3.25% - 4.5%, 9/1/28 - 11/1/43)	63	63
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.12%, dated 11/12/13 due 2/14/14 (Collateralized by U.S. Government Obligations valued at $91,069, 0.56% - 6%, 7/1/28 - 1/1/44)	$ 88	$ 88
0.13%, dated 11/15/13 due 2/13/14 (Collateralized by U.S. Government Obligations valued at $41,454, 2% - 5.5%, 7/1/28 - 1/1/44)	40	40
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,686)		2,686
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,017)		5,017
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(30)
NET ASSETS - 100%		$ 4,987
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$250,000 due 2/03/14 at 0.03%
Citibank NA	$ 94
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44
Societe Generale	112
$ 250
$1,544,000 due 2/03/14 at 0.05%
BNY Mellon Capital Markets LLC	$ 148
Bank of America NA	196
Mizuho Securities USA, Inc.	1,200
$ 1,544
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $5,017,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2014

1.813076.109

MM-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 42.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.3%
Citibank NA
3/25/14 to 5/20/14	0.21 to 0.24%	$ 206,000	$ 206,000
Wells Fargo & Co.
3/12/14	0.18 (c)	45,000	45,000
			251,000
London Branch, Eurodollar, Foreign Banks - 4.5%
Commonwealth Bank of Australia
3/12/14 to 3/21/14	0.20	172,000	172,000
ING Bank NV
4/4/14	0.20	100,000	100,000
Mizuho Corporate Bank Ltd.
5/6/14	0.25	36,000	36,000
National Australia Bank Ltd.
2/21/14 to 4/8/14	0.19 to 0.25 (c)	553,000	553,000
			861,000
New York Branch, Yankee Dollar, Foreign Banks - 36.3%
Bank of Montreal Chicago CD Program
2/3/14	0.20	61,000	61,000
Bank of Nova Scotia
2/4/14 to 11/3/14	0.20 to 0.30 (c)	546,000	546,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/1/14 to 5/30/14	0.25	948,000	948,000
BNP Paribas New York Branch
4/10/14	0.25	80,000	80,000
Canadian Imperial Bank of Commerce
6/7/14 to 10/14/14	0.21 to 0.29 (c)	325,000	325,000
Credit Industriel et Commercial
2/4/14 to 2/7/14	0.15	507,000	507,000
Credit Suisse AG
6/6/14 to 8/11/14	0.31 to 0.32 (c)	419,000	419,000
Deutsche Bank AG New York Branch
2/27/14	0.22	100,000	100,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	21,000	21,000
Mizuho Corporate Bank Ltd.
2/7/14 to 6/9/14	0.25	559,000	559,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
3/14/14 to 3/31/14	0.23%	$ 762,000	$ 762,000
Royal Bank of Canada
3/27/14 to 6/3/14	0.16 to 0.24 (c)	151,000	151,000
Skandinaviska Enskilda Banken
3/20/14	0.24	69,000	69,000
Societe Generale
3/7/14	0.26 (c)	283,000	283,000
Sumitomo Mitsui Banking Corp.
2/10/14 to 7/15/14	0.21 to 0.30 (c)	963,000	963,000
Sumitomo Mitsui Trust Banking Ltd.
2/4/14 to 5/5/14	0.26 to 0.27	449,000	449,000
Toronto-Dominion Bank
2/18/14 to 10/10/14	0.21 to 0.25	425,000	425,000
UBS AG
4/30/14 to 7/11/14	0.25 to 0.28 (c)	271,000	271,000
			6,939,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $8,051,000)			8,051,000
Financial Company Commercial Paper - 8.7%

Bank of Nova Scotia
4/1/14	0.20	130,000	129,957
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
2/5/14	0.24	14,000	14,000
Barclays U.S. Funding Corp.
2/3/14	0.12	53,000	53,000
BNP Paribas Finance, Inc.
2/4/14 to 4/4/14	0.22 to 0.25	457,000	456,878
Credit Suisse AG
4/1/14 to 4/7/14	0.28	102,000	101,952
General Electric Capital Corp.
2/4/14 to 5/5/14	0.22 to 0.23	108,000	107,972
JPMorgan Securities LLC
5/23/14	0.30	150,000	149,861
Natexis Banques Populaires U.S. Finance Co. LLC
2/18/14	0.24	194,000	193,978
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Nationwide Building Society
3/4/14	0.24%	$ 70,000	$ 69,986
Skandinaviska Enskilda Banken AB
3/14/14 to 3/25/14	0.24	248,000	247,928
Swedbank AB
2/5/14 to 2/13/14	0.24	136,000	135,992
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,611,504)			1,611,504
Asset Backed Commercial Paper - 0.4%

Govco, Inc. (Liquidity Facility Citibank NA)
(Cost $72,979) 3/26/14	0.20	73,000	72,979
Other Commercial Paper - 0.9%

The Coca-Cola Co.
4/16/14 to 5/15/14	0.19 to 0.20	104,000	103,950
Toyota Motor Credit Corp.
3/13/14	0.19 (c)	68,000	68,000
TOTAL OTHER COMMERCIAL PAPER (Cost $171,950)			171,950
Treasury Debt - 9.8%

U.S. Treasury Obligations - 9.8%
U.S. Treasury Bills
4/24/14 to 1/8/15	0.10 to 0.16	894,000	893,478
U.S. Treasury Notes
2/15/14 to 2/28/15	0.08 to 0.18	984,000	990,316
TOTAL TREASURY DEBT (Cost $1,883,794)			1,883,794
Other Note - 0.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
7/15/14 to(Cost $166,000) 7/25/14	0.27% (b)(c)	$ 166,000	$ 166,000
Variable Rate Demand Note - 0.3%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
2/7/14	0.16 (c)	33,000	33,000
Illinois - 0.1%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.), LOC JPMorgan Chase Bank, VRDN
2/7/14	0.05 (c)(d)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $53,000)			53,000
Government Agency Debt - 13.9%

Federal Agencies - 13.9%
Fannie Mae
9/11/14 to 10/21/15	0.14 to 0.15 (c)	406,000	405,922
Federal Home Loan Bank
2/21/14 to 12/11/15	0.07 to 0.25 (c)	1,761,800	1,761,663
Freddie Mac
6/26/15 to 10/16/15	0.14 to 0.15 (c)	486,880	486,829
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,654,414)			2,654,414
Other Instrument - 4.0%

Time Deposits - 4.0%
Credit Agricole CIB
(Cost $762,000) 2/3/14	0.11	762,000	762,000
Government Agency Repurchase Agreement - 10.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.03% dated 1/31/14 due 2/3/14 (Collateralized by U.S. Government Obligations) #	$ 50,373	$ 50,373
0.04% dated 1/31/14 due 2/3/14 (Collateralized by U.S. Government Obligations) #	1,969,104	1,969,098
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,019,471)		2,019,471
Treasury Repurchase Agreement - 5.8%

With Federal Reserve Bank of New York at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations valued at $1,117,002,793, 3%, 5/15/42) (Cost $1,117,000)	1,117,003	1,117,000
Other Repurchase Agreement - 4.3%

Other Repurchase Agreement - 4.3%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.18%, dated 1/28/14 due 2/4/14 (Collateralized by U.S. Government Obligations valued at $25,750,501, 1.17% - 2.44%, 1/16/53 - 10/16/53)	25,001	25,000
0.35%, dated 1/31/14 due 2/3/14 (Collateralized by Corporate Obligations valued at $11,880,138, 10% - 10.75%, 2/1/16 - 12/15/18)	11,000	11,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Mortgage Loan Obligations valued at $38,891,889, 0.25% - 7.7%, 12/15/20 - 10/15/48)	36,126	36,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $7,562,418, 0.39% - 5.81%, 11/25/36 - 11/16/47)	7,025	7,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $18,388,935, 0.39% - 6.94%, 5/15/24 - 2/16/52)	17,061	17,000
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $18,399,451, 0.31% - 5.71%, 4/21/25 - 12/10/49)	17,061	17,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $18,316,097, 0.31% - 6.93%, 9/15/31 - 10/16/47)	17,060	17,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $56,249,170, 0.27% - 5.5%, 5/15/24 - 4/5/46)	52,183	52,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
With Credit Suisse Securities (U.S.A.) LLC at:
0.71%, dated:
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $37,780,634, 0.25% - 54.35%, 4/15/27 - 6/25/58)	$ 35,124	$ 35,000
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $19,454,622, 0.3% - 4.75%, 10/25/35 - 4/5/46)	18,063	18,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 1/7/14 due 5/1/14 (Collateralized by Equity Securities valued at $19,572,119)	18,037	18,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $40,271,896)	37,098	37,000
0.59%, dated 12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $38,078,802, 1.75%, 4/15/15)	35,069	35,000
0.6%, dated 10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $38,112,931, 1.75%, 4/15/15)	35,070	35,000
0.62%, dated:
10/8/13 due 5/1/14 (Collateralized by Corporate Obligations valued at $38,121,587, 1.75% - 3%, 4/15/15 - 5/1/29)	35,127	35,000
12/18/13 due 5/16/14 (Collateralized by U.S. Treasury Obligations valued at $38,074,446, 0.5% - 4.25%, 8/15/16 - 3/15/37)	35,090	35,000
J.P. Morgan Securities, Inc. at:
0.15%, dated 1/31/14 due 2/3/14 (Collateralized by Commercial Paper valued at $54,594,245, 4/2/14 - 5/19/14)	53,001	53,000
0.19%, dated 1/28/14 due 2/4/14 (Collateralized by U.S. Government Obligations valued at $38,110,661, 5.83% - 6.54%, 8/15/30 - 8/15/42)	37,001	37,000
0.61%, dated:
10/29/13 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $37,862,431, 2.44% - 6.25%, 3/25/35 - 4/15/49)	35,125	35,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $40,013,744, 0.32% - 4.71%, 5/25/35 - 12/25/46)	37,075	37,000
0.62%, dated:
10/7/13 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $64,930,179, 0.34% - 0.36%, 9/25/36 - 10/25/36)	60,217	60,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
With J.P. Morgan Securities, Inc.:
at 0.62%, dated:
11/13/13 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $37,854,250, 0.16% - 7%, 8/25/34 - 5/15/47)	$ 35,163	$ 35,000
1/14/14 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $92,907,276, 0.28% - 5.48%, 3/25/35 - 12/25/46)	86,361	86,000
RBC Capital Markets Co. at:
0.23%, dated 1/31/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $14,376,717, 3% - 11.56%, 7/1/26 - 11/20/43)	14,001	14,000
0.31%, dated 12/23/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $25,751,817, 0% - 6.51%, 10/15/20 - 11/20/43)	25,020	25,000
0.4%, dated:
1/28/14 due 2/7/14 (Collateralized by Corporate Obligations valued at:
$7,350,490, 0.92% - 4.35%, 2/16/16 - 1/25/35	7,001	7,000
$7,560,504, 8.88% - 10%, 12/15/18 - 7/15/19)	7,001	7,000
1/28/14 due 2/7/14 (Collateralized by Mortgage Loan Obligations valued at $7,560,505, 0.26% - 5.35%, 3/25/37 - 10/25/46)	7,001	7,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $833,000)		833,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $19,446,112)		19,446,112
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(304,609)
NET ASSETS - 100%		$ 19,141,503
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,373,000 due 2/03/14 at 0.03%
Citibank NA	$ 18,885
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,813
Societe Generale	22,675
$ 50,373
$1,969,098,000 due 2/03/14 at 0.04%
BNP Paribas Securities Corp.	$ 292,721
Bank of America NA	839,921
Citibank NA	160,997
Credit Agricole CIB New York Branch	58,544
Deutsche Bank Securities, Inc.	172,009
HSBC Securities (USA), Inc.	58,544
ING Financial Markets LLC	128,797
J.P. Morgan Securities, Inc.	29,272
Morgan Stanley & Co., Inc.	40,981
Societe Generale	5,825
Wells Fargo Securities LLC	181,487
$ 1,969,098
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $19,446,112,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014